Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Line Items]
INCOME TAXES

3       INCOME TAXES

Income tax expense is the total of the current and deferred income taxes. Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable or receivable in respect of previous years. Deferred income tax is the tax asset or liability resulting from a difference in income recognition between enacted or substantively enacted local tax law and group IFRS accounting.

Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2025	2024	2025	2024
Current income taxes	(49)	(41)	(17)	(17)
Deferred income taxes	(4)	(5)	(1)	(3)
Income taxes	(53)	(46)	(18)	(20)
Effective tax rate	60.9%	19.5%	(25.4)%	19.6%

The difference between the statutory tax rate in Ukraine of 18.0% (major business operations of Kyivstar Group) and the effective corporate income tax rate for Kyivstar Group in the nine and three-month periods ending September 30, 2025 of 60.9% and (25.4%), was primarily driven by lowered profit before tax for Kyivstar Group due to a one-time listing expense incurred at the Kyivstar Group level of US$162.

Global Minimum Tax

The Company is in scope of the enacted Pillar Two legislation and has performed an assessment of the Kyivstar Group’s exposure to Pillar Two income taxes. The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Kyivstar Group. Based on the assessment, the Pillar Two effective tax rates in the majority of jurisdictions in which the Kyivstar Group operates are above 15%.

The Company has applied the IAS 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

VEON Holdings B.V. [Member]
Income Taxes [Line Items]
INCOME TAXES

8       INCOME TAXES

Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years.

Income tax payable

Current income tax payable consisted of the following items as of December 31:

	2024	2023
Current tax payable	23	16
Total income tax payable	23	16

Income tax assets

The Company has no current income tax assets as of December 31, 2024 and 2023.

Income tax expense

Income tax expense consisted of the following for the year ended December 31:

	2024	2023
Current income taxes
Current year	(64)	(67)
Total current income taxes	(64)	(67)
Deferred income taxes
Movement of temporary differences and losses	—	2
Total deferred tax benefit	—	2
Income tax expense	(64)	(65)

Effective tax rate

The table below outlines the reconciliation between the statutory tax rate in the Netherlands of 25.8% and the effective income tax rate together with the corresponding amounts for the years ended December 31:

	2024	2023	Explanatory notes
Profit before tax	347	346
Income tax expense at statutory tax rate (25.8%)	(90)	(89)

Difference due to the effects of:
Different tax rates in different jurisdictions	27	27

The company has income tax rates which are different to the Dutch statutory tax rate of 25.8%. The profits in Ukraine are subject to an 18% income tax rate which has a positive impact on the Group’s effective tax rate.

Non-deductible expenses	(1)	(3)

The non-deductible expenses are primarily driven by the intercompany recharges incurred by Kyivstar such as software licenses, employment costs and other less material adjustments arising on the differences between IFRS and local GAAP reporting.

Income tax expense	(64)	(65)

Effective tax rate	18.6%	18.9%

Deferred taxes

The Group reported the following deferred tax liabilities in the statement of financial position as of December 31:

	2024	2023
Deferred tax liabilities	(6)	(5)
Net deferred tax position	(6)	(5)

The following table shows the movements of net deferred tax positions in 2024:

	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	(5)	(5)	(10)
Intangible assets	(4)	2	(2)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	1	—	1
Other	—	2	2
Net deferred tax positions	(5)	(1)	(6)

The following table shows the movements of net deferred tax positions in 2023:

	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	—	(5)	(5)
Intangible assets	(6)	2	(4)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	—	1	1
Net deferred tax positions	(3)	(2)	(5)

The deferred tax asset is recognized for unused tax losses and other credits carried forward, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2024	Indefinite	Total
Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—
Non-recognized losses	(253)	(253)
Non-recognized DTA	65	65
Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—
Non-recognized credits	(303)	(303)
Non-recognized DTA	78	78
As of December 31, 2023	Indefinite	Total
Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—
Non-recognized losses	(116)	(116)
Non-recognized DTA	30	30
Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—
Non-recognized credits	(130)	(130)
Non-recognized DTA	34	34

For the years ended December 31, 2024 and 2023, VEON Holdings is included in the Dutch Fiscal Unity for income tax purposes and has a significant amount of accumulated unrecognized tax losses and other tax carry-forwards. These tax attributes can be utilized to offset taxable income subject to certain conditions. The total amount of tax losses and other tax carry-forwards of VEON Holdings can change after finalization of the 2023 and 2022 Dutch tax compliance cycles and filing of the relevant tax returns for the Dutch Fiscal Unity. Additionally, after finalization of the demerger, VEON Holdings may be required to transfer a certain amount of losses to other entities within Dutch Fiscal Unity. The Dutch tax regulations around tax losses are complex and require detailed calculation and preparation of Dutch Fiscal Unity tax returns. As a result, we cannot reliably estimate the exact amount tax losses and other tax carry-forwards that will be forfeited by VEON Holdings in the future.

ACCOUNTING POLICIES

Income taxes

Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to Net investment, the tax is also charged respectively to other comprehensive income or directly to Net investment.

Uncertain tax positions

The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).

Deferred taxation

Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.

SOURCE OF ESTIMATION UNCERTAINTY

Tax risks

The tax legislation in Ukraine is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in Ukraine have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.

Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation (“CFC”) legislation and more strict tax residency rules).

Management believes that the Group has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 7 and above in this Note 8, unless not practicable to do so.

Uncertain tax positions

Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgement of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group, and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.

Recoverability of deferred tax assets

Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgement is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses incurred and carried forward by VEON Holdings in the Netherlands. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgements due to uncertainty concerning the interpretation of the rules and any transitional rules.

Pillar Two legislation has been substantively enacted in the Netherlands but not in Ukraine. The legislation will be effective for the Company’s financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.

The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities. Based on the assessment, the Pillar Two effective tax rates in the Netherlands and Ukraine are above 15%.

The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.